UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                   ------------------

Check here if Amendment [   ];                     Amendment Number: ___

     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ecofin Limited
          -------------------------------

Address:  15 Buckingham Street
          -------------------------------

          London WC2N 6DU, United Kingdom
          -------------------------------

Form 13F File Number:  028-
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Murray
          -------------------------------

Title:    Chairman
          -------------------------------

Phone:    +44 (0)20 7451 2941
          -------------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     November 15, 2012
          ---------------     ----------------------     -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  59
                                         -----------

Form 13F Information Table Value Total:  $280,199
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

------            ----------------------

                                                                                    Invest-
                                                                                     Ment    Other          Voting Authority
                             Title of               Value    Shares /   Sh /  Put/  Discre-  Mana-  ------------------------------
Security                      Class      CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    gers         Sole        Shared  None
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
A.O. SMITH                   ORD       831865209     6,302     109,527  SH          Sole                     109,527
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
AMERICAN ELECTRIC POWER      ORD       025537101       415       9,452  SH          Sole                       9,452
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ANADARKO PETROLEUM CORP
(UN*)                        ORD       032511107       467       6,681  SH          Sole                       6,681
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
APACHE CORP                  ORD       037411105       281       3,244  SH          Sole                       3,244
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
BADGER METER INC             ORD       056525108     2,511      69,003  SH          Sole                      69,003
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CABOT OIL AND GAS CORP
(UN*)                        ORD       127097103       129       2,867  SH          Sole                       2,867
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CALPINE CORP (UN*)           ORD       131347304    20,841   1,204,690  SH          Sole                   1,204,690
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHENIERE ENERGY INC          ORD       16411R208     3,530     227,333  SH          Sole                     227,333
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHEVRON CORP                 ORD       166764100       300       2,574  SH          Sole                       2,574
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CHK P15 Oct-12 (x100)        EQTY_OP   165167107        24       4,500  SH          Sole                       4,500
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CLEAN ENERGY FUELS           ORD       184499101     3,039     230,779  SH          Sole                     230,779
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CONOCOPHILLIPS               ORD       20825C104       266       4,650  SH          Sole                       4,650
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
COVANTA HOLDING CORP         ORD       22282E102     1,737     101,205  SH          Sole                     101,205
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CREE INC                     ORD       225447101     6,370     249,523  SH          Sole                     249,523
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
DUKE ENERGY CORP             ORD       26441C204       554       8,556  SH          Sole                       8,556
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EDISON INTERNATIONAL         ORD       281020107     6,452     141,208  SH          Sole                     141,208
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ENERSYS                      ORD       29275Y102     7,485     212,088  SH          Sole                     212,088
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EPL OIL AND GAS INC          ORD       26883D108       179       8,844  SH          Sole                       8,844
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EQT CORP                     ORD       26884L109     7,322     124,099  SH          Sole                     124,099
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ESCO TECHNOLOGIES            ORD       296315104     4,337     111,636  SH          Sole                     111,636
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EXIDE TECHNOLOGIES           ORD       302051206       557     179,821  SH          Sole                     179,821
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
EXXON MOBIL CORP             ORD       30231G102       221       2,415  SH          Sole                       2,415
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FIRST SOLAR INC              ORD       336433107     3,297     148,866  SH          Sole                     148,866
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FIRSTENERGY CORP             ORD       337932107     8,811     199,805  SH          Sole                     199,805
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FLUOR CORP                   ORD       343412102     4,439      78,869  SH          Sole                      78,869
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
FUEL SYSTEMS SOLUTIONS       ORD       35952W103     1,320      76,781  SH          Sole                      76,781
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GENERAL ELECTRIC             ORD       369604103    26,577   1,170,263  SH          Sole                   1,170,263
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GENERAL MOTORS               ORD       37045V100        57       2,517  SH          Sole                       2,517
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GT ADVANCED TECHNOLOGIES     ORD       36191U106     2,461     451,985  SH          Sole                     451,985
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
INTEL                        ORD       458140100     1,873      82,583  SH          Sole                      82,583
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITC HOLDINGS CORP            EQ_SW     465685105        70         926  SH          Sole                         926
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITC HOLDINGS CORP            ORD       465685105       154       2,033  SH          Sole                       2,033
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITRON INC US                 ORD       465741106     2,909      67,416  SH          Sole                      67,416
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
JOHNSON CONTROLS INC         ORD       478366107     2,057      75,055  SH          Sole                      75,055
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
KBR                          ORD       48242W106       393      13,178  SH          Sole                      13,178
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
KINDER MORGAN INC            ORD       49456B101       284       8,002  SH          Sole                       8,002
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MEMC ELECTRONIC MATERIALS    ORD       552715104     3,122   1,135,258  SH          Sole                   1,135,258
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MYR GROUP INC/DELAWARE (UN)  ORD       55405W104     6,717     336,684  SH          Sole                     336,684
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NATIONAL OILWELL VARCO       ORD       637071101       264       3,298  SH          Sole                       3,298
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NAVISTAR                     ORD       63934E108     1,534      72,727  SH          Sole                      72,727
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NEXTERA ENERGY INC           ORD       65339F101    28,882     410,668  SH          Sole                     410,668
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NISOURCE INC                 ORD       65473P105     5,797     227,512  SH          Sole                     227,512
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NORTHEAST UTILITIES          ORD       664397106     9,647     252,346  SH          Sole                     252,346
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
NRG ENERGY INC               ORD       629377508     6,371     297,830  SH          Sole                     297,830
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
OGE ENERGY CORP              ORD       670837103     6,594     118,888  SH          Sole                     118,888
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
POLYPORE INTERNATIONAL INC
(UN*)                        ORD       73179V103     2,237      63,290  SH          Sole                      63,290
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
POWER-ONE INC (UQ*)          ORD       73930R102     3,781     677,044  SH          Sole                     677,044
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PPL 8.75% 01-MAY-2014 PFD    CONVPRF   69351T114     2,735      50,000  SH          Sole                      50,000
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
PPL 9.5% CV PRF
01-JUL-2013 (TRACE*)         CONVPRF   69351T601     3,231      60,000  SH          Sole                      60,000
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
QUANTA SERVICES INC          ORD       74762E102     9,562     387,108  SH          Sole                     387,108
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
RANGE RESOURCES CORP         ORD       75281A109     1,018      14,573  SH          Sole                      14,573
---------------------------  --------  ---------  ---------  ---------  ----        -------         ----------------
SPECTRA ENERGY CORP          ORD       847560109     7,503     255,544  SH          Sole                     255,544
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SUNPOWER CORP                ORD       867652406       477     105,840  SH          Sole                     105,840
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
TESLA MOTORS INC             ORD       88160R101     9,838     335,989  SH          Sole                     335,989
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ULTRATECH                    ORD       904034105     2,410      76,802  SH          Sole                      76,802
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
UNIVERSAL DISPLAY            ORD       91347P105     6,218     181,117  SH          Sole                     181,117
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
VEECO INSTRUMENTS INC (UW*)  ORD       922417100     3,044     101,400  SH          Sole                     101,400
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WESTPORT INNOVATIONS (US)    ORD       960908309     4,595     165,056  SH          Sole                     165,056
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----
WILLIAMS COS INC             ORD       969457100    26,601     760,678  SH          Sole                     760,678
---------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----  ----------------  ------  ----